Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2016
Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk
Schedule of financial amounts of instruments, whose contract amounts represent credit risks

Commitments to extend credit	$2,262,717,000
Credit card lines	18,531,000
Standby letters of credit	88,504,000
Commercial letters of credit	4,650,000